Property and equipment, net (Tables)	12 Months Ended
Dec. 31, 2025
Property and equipment, net
Property and equipment, net

	As of December 31,
	2024	2025
	RMB	RMB	US$
Construction in progress	1,302,148,272	—	—
Leasehold improvements	15,967,920	13,615,929	1,947,052
Office and electronic equipment	11,704,829	9,951,202	1,423,003
Motor vehicles	13,402,055	10,553,180	1,509,085
Aircraft	180,292,710	172,729,570	24,700,000
Buildings	118,266,537	1,570,548,470	224,585,444
Property and equipment, gross	1,641,782,323	1,777,398,351	254,164,584
Less accumulated depreciation	54,915,306	98,571,734	14,095,570
Less impairment	833,390	833,390	119,174
Property and equipment, net	1,586,033,627	1,677,993,227	239,949,840